Accounts Receivable - Activity (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net
Balance - January 1	$ 2,003	$ 1,652	$ 2,614
Invoicing	1,307	8,816	7,610
Payments	(1,286)	(8,488)	(8,401)
Write-offs		40	(33)
Credit memos		(17)	(138)
Balance - December 31	$ 2,024	$ 2,003	$ 1,652